Intangible Assets, Goodwill and Other	8 Months Ended	14 Months Ended
	Mar. 31, 2011	Sep. 30, 2011
Intangible Assets, Goodwill and Other
Intangible Assets Disclosure [Text Block]

NOTE 4 – TRADEMARK

Trademark consisted of the following as of:

March 31,
2011
Trademark	$ 775
Accumulated amortization	-
$ 775

During the period from Inception (July 28, 2010) through March 31, 2011, the Company recorded amortization expense of $0. The Company will commence amortization in April 2011 as this is when the website was launched and was “live” using the trademark.

NOTE 3 – TRADEMARK

Trademark consisted of the following as of:

	September 30,	March 31,
	2011	2011
Trademark	$ 775	$ 775
Accumulated amortization	(39)	-
	$ 736	$ 775

During the three months ended September 30, 2011, the Company recorded amortization expense of $20. During the six months ended September 30, 2011, the Company recorded amortization expense of $39.